Schedule of Operating Lease Right of Use Assets and Lease Liabilities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Leases
Operating lease assets	¥ 7,822	¥ 880
Operating lease liabilities - Current	7,192	402
Operating lease liabilities - Non-current	¥ 630	¥ 479